ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2017	2016
Outstanding gaming chips and tokens	$464,613	$395,572
Customer deposits and ticket sales	423,603	259,693
Gaming tax and license fees accruals	188,521	159,802
Staff cost accruals	147,040	200,031
Construction costs payables	144,300	141,681
Operating expense and other accruals and liabilities	132,378	133,669
Property and equipment payables	45,205	41,362
Interest expenses payable	17,925	38,133

	$1,563,585	$1,369,943